Note 22 - Financial liabilities at amortized cost - Deposits from credit institutions (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deposits From Banks [Line Items]
Deposits from credit institutions	€ 54,516	€ 63,501	€ 68,543
Deposits With Agreed Maturity [Member]
Deposits From Banks [Line Items]
Deposits from credit institutions	25,941	30,429	38,153
Demand Deposits [Member]
Deposits From Banks [Line Items]
Deposits from credit institutions	3,731	4,651	4,318
Repurchase Agreements [Member]
Deposits From Banks [Line Items]
Deposits from credit institutions	24,843	28,420	26,072
Other Accounts [Member]
Deposits From Banks [Line Items]
Deposits from credit institutions	€ 0	€ 0	€ 0